SHORT-TERM AND LONG-TERM DEBTS	12 Months Ended
Dec. 31, 2023
SHORT-TERM AND LONG-TERM DEBTS.
SHORT-TERM AND LONG-TERM DEBTS

11.SHORT-TERM AND LONG-TERM DEBTS

Short-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2022
			RMB
Short-term borrowings	1.45%-5.25%	1‑12 months	349,299,134

Name	Fixed annual rate (%)	Term	As of December 31, 2023
			RMB	US$
Short-term borrowings	1.50%-3.44%	1‑12 months	39,071,500	5,503,106

Long-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2022
			RMB
Co-financing debt payables (i)	5.50%-6.60%	24-36 months	361,120,106
Long-term borrowings	4.45%-6.50%	20-36 months	279,892,587
			641,012,693

Name	Fixed annual rate (%)	Term	As of December 31, 2023
			RMB	US$
Co-financing debt payables (i)	5.50%-6.60%	24-36 months	1,638,260	230,744
(i)The Company provides consumer loans to borrowers through commercial banks. The Company is required to make scheduled payments to the commercial banks regardless of borrower repayments.

Financing lease receivables amounting to RMB360,725,648 were collateralized for a majority of short-term borrowings and long-term borrowings as of December 31, 2022, and RMB nil  (US$ nil) were collateralized for a majority of short-term borrowings and long-term borrowings as of December 31, 2023.

The weighted average interest rate for the outstanding debts was approximately 4.47% and 2.98% as of December 31, 2022 and 2023. The aggregate amounts of unused lines of credit for short-term borrowings were RMB620 million and RMB nil (US$ nil), and for long-term borrowings were RMB1,244 million and RMB nil (US$ nil) as of December 31, 2022 and 2023, respectively.

The following table sets forth the contractual obligations of long-term debts—non-current portion and interest payable which has not included impact of discount of time value as of December 31, 2022 and 2023:

	Payment due by period
	Less than 1 year	1 - 2 years	2 -3 years	Total
As of December 31, 2022 (RMB)
Long-term debts – non-current portion	4,086,053	76,963,214	681,629	81,730,896
As of December 31, 2023 (RMB)
Long-term debts – non-current portion	46,994	759,016	—	806,010
As of December 31, 2023 (US$)
Long-term debts – non-current portion	6,619	106,905	—	113,524